Government Grant	12 Months Ended
Sep. 30, 2021
Government Grant
Government Grant
8.	Government Grant

During the year ended September 30, 2020, the Company received payments related to the two separate provisions of the US CARES Act.

Payroll Protection Plan (“PPP’)

On April 16, 2020, the Company received $4,254,000 related to the PPP, which was to assist companies in maintaining their workforce. The PPP provided for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses. The loans and accrued interest are forgivable if the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities for up to twenty-four weeks, and maintains certain payroll levels. The unforgiven portion of the PPP loan is payable, with 1% interest over nine equal installments of $472,000 from September 2021 through April 2022.

The Company applied for forgiveness of the loan in August 2021. In October 2021, the bank approved the application and forwarded the Company’s application to the SBA. The SBA has not yet completed their review of the application. The Company has concluded that the PPP loan represents, in substance, a grant that is expected to be forgiven, it has accounted for the proceeds under IAS 20 Accounting for Government Grants and Disclosure of Government Assistance. The cash inflow has been reported as a financing activity and a liability has been recorded on the statements of financial position. No reduction in the liability has been recorded as of September 30, 2021.

Public health and Social Services Emergency Fund (“Relief Fund”)

During the year ended September 30, 2020, the Company received $1,797,000 from the Relief Fund, which was established to support healthcare providers to prevent, prepare for, and respond to coronavirus, including health care related expenses or lost revenues, subject to certain terms and conditions. If those terms and conditions are met, payments do not need to be repaid. No expenses related to the PPP can be used to meet the terms and conditions for the Relief Fund.

In September 2021, the Company submitted its filing with the HHS supporting the use of the funds under the terms and conditions of the Relief Fund. The HHS has not indicated whether any formal notification of acceptance will be provided. The Company has accounted for the proceeds under IAS 20. The cash inflow has been reported as a financing activity. The original proceeds were recognized as a liability, which was reduced based on certain related costs incurred. During the years ended September 30, 2021 and 2020, the Company reduced the liability by $0 and $1,166,000, respectively, which was been included in other income in the consolidated statements of income (loss) and comprehensive income (loss).

	Current	Long Term	Total
Balance September 30, 2020	$2,599	$2,286	$4,885
Change in current and long-term portions	2,286	(2,286)	—
Balance September 30, 2021	$4,885	$—	$4,885